Share-Based Payments - Summary of Weighted Average Remaining Contractual Lives and Exercise Prices of Options Outstanding (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average contractual life Years	2 years 4 months 24 days	2 years 3 months 22 days
Number of share options	2,981	2,978	3,250
5-10 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average contractual life Years	2 years 6 months 7 days	2 years 3 months 22 days
Number of share options	2,697	2,548
>10 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average contractual life Years	1 year 2 months 27 days	2 years 2 months 30 days
Number of share options	284	430